Changes in Unrecognized Tax Benefits (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Income Tax Disclosure [Abstract]
Beginning Balance	$ 63	$ 54	$ 186
Additions based on tax positions related to the current year	5	4	4
Additions for tax positions for prior years	5	9	5
Reductions for tax positions for prior years	(8)	0	(140)
Settlements	(2)	0	(1)
Statute of limitations	0	(4)	0
Ending Balance	$ 63	$ 63	$ 54